Offerings	Nov. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. (2) In accordance with Rules 456(b), 457(r) and 415(a)(6) promulgated under the Securities Act, the Registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. (3) There is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or subscription rights to purchase shares of common stock as may be sold, from time to time. (4) Includes such indeterminate number of shares of common stock, preferred stock or debt securities as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock, preferred stock or debt securities.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. (2) In accordance with Rules 456(b), 457(r) and 415(a)(6) promulgated under the Securities Act, the Registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. (3) There is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or subscription rights to purchase shares of common stock as may be sold, from time to time. (4) Includes such indeterminate number of shares of common stock, preferred stock or debt securities as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock, preferred stock or debt securities.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. (2) In accordance with Rules 456(b), 457(r) and 415(a)(6) promulgated under the Securities Act, the Registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. (3) There is being registered hereunder an indeterminate number of shares of common stock or preferred stock, or subscription rights to purchase shares of common stock as may be sold, from time to time.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. (2) In accordance with Rules 456(b), 457(r) and 415(a)(6) promulgated under the Securities Act, the Registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. (5) There is being registered hereunder an indeterminate number of warrants as may be sold, from time to time, representing rights to purchase common stock, preferred stock or debt securities.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Debt Securities
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	(1) An unspecified amount of securities or aggregate principal amount, as applicable, of each identified class is being registered as may from time to time be sold at unspecified prices. (2) In accordance with Rules 456(b), 457(r) and 415(a)(6) promulgated under the Securities Act, the Registrant is deferring payment of all of the registration fees. Registration fees will be paid subsequently on a pay-as-you-go basis. (4) Includes such indeterminate number of shares of common stock, preferred stock or debt securities as may, from time to time, be issued upon conversion or exchange of other securities registered hereunder, to the extent any such securities are, by their terms, convertible or exchangeable for common stock, preferred stock or debt securities. (6) There is being registered hereunder an indeterminate principal amount of debt securities as may be sold, from time to time.